Schedule of Broker Exercise Prices (Details)	Dec. 31, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants exercisable	145,061,976
Broker Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of broker options	4,301,150
Number of warrants exercisable	444,484
February 16, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry date	Feb. 16, 2024	[1]
Exercise price | $ / shares	$ 0.40	[1]
Number of broker options	351,000	[1]
Number of warrants exercisable	68,078	[2]
April 1, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry date	Apr. 01, 2024	[2]
Exercise price | $ / shares	$ 0.30	[2]
Number of broker options	1,879,892	[2]
Number of warrants exercisable	264,435	[2]
March 27, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry date	Mar. 27, 2026	[3]
Exercise price | $ / shares	$ 0.15	[3]
Number of broker options	2,070,258	[3]
Number of warrants exercisable	111,971	[3]

[1]	Exercisable into one February 2021 Unit
[2]	Exercisable into one April 2022 Unit
[3]	Exercisable into one March 2023 Unit